LICENSE (Tables)	12 Months Ended
Jun. 30, 2021
LICENSE (Tables)
Schedule of license
Cost
As at June 30, 2019	-
Acquistion of a subsidiary (Note 13)	542,912
As at June 30, 2020	542,912
Acquistion of a subsidiary (Note 14)	167,999
As at June 30, 2021	710,911
Accumulated amortization
As at July 1, 2019	-
Amortiziation	-
As at June 30, 2020	-
Amortization	(141,249)
As at June 30, 2021	(141,249)
Net book value ($)
At June 30, 2019	-
At June 30, 2020	542,912
At June 30, 2021	569,662